Appendix 1 - Major Subsidiaries of CSI	12 Months Ended
Dec. 31, 2017
Appendix 1 - Major Subsidiaries of CSI
APPENDIX 1 - Major Subsidiaries of CSI

Appendix 1

Major Subsidiaries of CSI

        The following table sets forth information concerning CSI's major subsidiaries:

Subsidiary	Place and Date of Incorporation	Attributable Equity Interest Held		Principal Activity
CSI Solartronics (Changshu) Co., Ltd.	PRC November 23, 2001	100%		Developing solar power project
CSI Solar Technologies Inc.	PRC August 8, 2003	100%		Sales and marketing of solar products
CSI New Energy Holding Co., Ltd.	PRC January 7, 2005	100%		Investment holding
Canadian Solar Manufacturing (Luoyang) Inc.	PRC February 24, 2006	100%		Manufacture of solar modules, ingots and wafers
Canadian Solar Manufacturing (Changshu) Inc.	PRC August 1, 2006	100%		Production of solar modules
CSI Cells Co., Ltd.	PRC August 23, 2006	100%		Manufacture of solar cells
Canadian Solar (USA) Inc.	USA June 8, 2007	100%		Sales and marketing of modules
Canadian Solar Japan K.K.	Japan June 21, 2009	100%		Sales and marketing of modules
Canadian Solar Solutions Inc.	Canada June 22, 2009	100%		Developing solar power project and manufacture of solar modules
CSI Solar Power Group Co., Ltd. (formerly named/known as "CSI Solar Power (China) Inc.")	PRC July 7, 2009	100%		Investment holding and trading
Canadian Solar EMEA GmbH	Germany August 21, 2009	100%		Sales and marketing of modules
Canadian Solar (Australia) Pty Limited	Australia February 3, 2011	100%		Developing solar power project
Canadian Solar International Limited	Hong Kong March 25, 2011	100%		Sales and marketing of modules
Canadian Solar O and M (Ontario) Inc.	Canada May 10, 2011	100%		Solar farm operating and maintenance service
Suzhou Sanysolar Materials Technology Co., Ltd.	PRC August 17, 2011	75.324%		Production of solar module materials
Canadian Solar South East Asia Pte. Ltd.	Singapore September 19, 2011	100%		Sales and marketing of modules
Canadian Solar South Africa (Pty) Ltd	South Africa June 22, 2012	100%		Sales and marketing of modules
Canadian Solar Brazil Commerce, Import and Export of Solar Panels Ltd.	Brazil November 14, 2012	100%		Sales and marketing of solar modules, and provide solar energy solution to customer
Canadian Solar Middle East Limited	United Arab Emirates December 10, 2012	100%		Sales and marketing of modules
Canadian Solar Construction (USA) LLC	USA May 20, 2014	100%		Solar farm operating and maintenance service
Canadian Solar Projects K.K.	Japan May 20, 2014	100%		Developing solar power project
CSI&GCL Solar Manufacturing (Yan Cheng) Inc.	PRC May 29, 2014	80%		Research and developing, manufacture and sales of solar cells, and solar power projects development
Canadian Solar UK Ltd.	United Kingdom May 29, 2014	100%		Sales and marketing of modules
Canadian Solar UK Projects Ltd.	United Kingdom August 29, 2014	100%		Developing solar power project
Changshu Tegu New Material Technology Co., Ltd.	PRC September 2, 2014	90%		EVA solar packaging film research and development, production, and sales
Changshu Tlian Co., Ltd.	PRC December 26, 2014	100%		Junction box and connector research, development, production and sales
Canadian Solar Trading (Changshu) Inc.	PRC January 22, 2015	100%		Sales of solar wafers, cells and other photovoltaic products
Recurrent Energy Group Inc.	USA January 22, 2015	100%		Developing solar power project
Recurrent Energy, LLC	USA March 31, 2015	100%		Developing solar power project
PT. Canadian Solar Indonesia	Indonesia February 26, 2015	67%		Production of solar modules
Canadian Solar Manufacturing Vietnam Co., Ltd.	Vietnam June 25, 2015	100%		Production of solar modules
Canadian Solar Energy Private Limited	India May 06, 2015	100%		Sales and marketing of modules
Canadian Solar MSS (Australia) Pty Ltd (formerly named/known as "Canadian Solar Australia 1 Pty Ltd. ")	Australia August 03, 2015	100%		Sales and marketing of modules
Canadian Solar Energy Holding Company Limited	Hong Kong September 22, 2015	100%		Project investment, financing, trading of solar modules
Canadian Solar Manufacturing (Thailand) Co., Ltd.	Thailand November 20, 2015	99.99992%		Cells and module production
Canadian Solar Sunenergy (Suzhou) Co., Ltd.	PRC May 12, 2016	100%		Production of solar modules
Canadian Solar Energy Holding Singapore 1 Pte. Ltd.	Singapore June 7, 2016	100%		Development & Ownership of Solar PV Projects
Canadian Solar Sunenergy (Baotou) Co., Ltd.	PRC August 18, 2016	100%		Production of solar modules, ingots and wafers
CSI Cells (Yancheng) Co., Ltd.	PRC May 18, 2017		*	Production of solar cells
CSI Modules (Dafeng) Co., Ltd.	PRC May 16, 2017		**	Production of solar modules

*

CSI Cells holds 3.22% equity rights of CSI Cells (Yancheng) Co., Ltd. A limited partnership fund, of which CSI Cells holds 37.33% shares as a limited partner and a wholly-owned subsidiary of CSI Solar Power Group Co., Ltd. holds 0.17% shares as a general partner, holds 96.77% equity rights of CSI Cells (Yancheng) Co., Ltd.

**

CSI Changshu Manufacturing holds 4% equity rights of CSI Modules (Dafeng) Co., Ltd. A limited partnership fund, of which CSI Changshu Manufacturing holds 14.93% shares as a limited partner and a wholly-owned subsidiary of CSI Solar Power Group Co., Ltd. holds 0.07% shares as a general partner, holds 96% equity rights of CSI Modules ( Dafeng) Co., Ltd.